Business Acquisitions (Details) - Schedule of assets acquired and liabilities (Parentheticals)	12 Months Ended
Dec. 31, 2021 USD ($)
GearBubble Tech, Inc. [Member]
Business Acquisitions (Details) - Schedule of assets acquired and liabilities (Parentheticals) [Line Items]
Current assets including cash	$ 1,161,476